Post-employment benefits for associates - Healthcare cost trend rate assumptions used for other post-employment benefits (Details) - Other post-employment benefit plans	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed for next year	6.70%	7.00%	6.00%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%	4.50%